Document and Entity Information	6 Months Ended
Jun. 29, 2019
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	Beyond Meat, Inc.
Entity Central Index Key	0001655210
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	false
Entity Ex Transition Period	false
Amendment Flag	false